                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.

                                   Form 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2009
                                               ---------------------------------

Check here if Amendment [_]; Amendment Number:
                                               --------------------

    This Amendment (Check only one.):       [_] is a restatement.
                                            [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:    Bain Capital Partners VII, L.P.*
         ----------------------------------------------------------

Address: 111 Huntington Avenue
         ----------------------------------------------------------

         Boston, Massachusetts 02199
         ----------------------------------------------------------

Form 13F File Number: 28-11660
                      ---------------------------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:  Michael F. Goss
       ------------------------------------------------------------------------

Title: Managing Director and Chief Operating Officer of Bain Capital Investors,
       ------------------------------------------------------------------------

       LLC which is the general partner of Bain Capital Partners VII, L.P.
       ------------------------------------------------------------------------

Phone: 617-516-2000
       ------------------------------------------------------------------------

Signature, Place, and Date of Signing:

   /s/ Michael F. Goss             Boston, MA                  8/14/09
-------------------------- -------------------------- -------------------------
       [Signature]               [City, State]                 [Date]

*The report on Form 13F for the period ended June 30, 2009 for Bain Capital Partners VII, L.P. ("Partners VII") is being filed by Bain Capital Investors, LLC, the general partner of Partners VII, which is the general partner of Bain Capital VII Coinvestment Fund, L.P. which is the manager and sole member of Bain Capital VII Coinvestment Fund, LLC.

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

   Form 13F File Number     Name
   28-11185                 Bain Capital Investors, LLC
   --------------------     ---------------------------------------------------